SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 14,161	¥ 99,027	¥ 2,189	¥ 45,707
Net cash provided by (used in) investing activities	(15,939)	(111,460)	(498,037)	26,049
Net cash provided by (used in) financing activities	(8,467)	(59,208)	433,512	(359)
Effect of foreign currency exchange rate changes on cash	(891)	(6,234)	2,038	5,850
Net increase (decrease) in cash and cash equivalents	(11,136)	(77,875)	(60,298)	77,247
Cash and cash equivalents, and restricted cash at the beginning of the year	91,389	639,093	699,391	622,144
Cash and cash equivalents, and restricted cash at the end of the year	$ 80,253	561,218	639,093	699,391
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(24,211)	158	(2,191)
Net cash provided by (used in) investing activities		71,073	(420,119)	7,088
Net cash provided by (used in) financing activities		(53,872)	438,184
Effect of foreign currency exchange rate changes on cash		(564)	(3,482)	25
Net increase (decrease) in cash and cash equivalents		(7,574)	14,741	4,922
Cash and cash equivalents, and restricted cash at the beginning of the year		19,663	4,922
Cash and cash equivalents, and restricted cash at the end of the year		¥ 12,089	¥ 19,663	¥ 4,922